Property, Equipment, net	12 Months Ended
Dec. 31, 2017
Property, Equipment, net
6.	Property, Equipment , net

The following is a summary of property, equipment, net:

	As of December 31,
	2015	2016	2017
	RMB	RMB	RMB
	(Restated)	(Restated)
Computers	36,343	65,851	73,292
Furniture, fixtures and equipment	3,505	3,640	4,072
Vehicles	1,833	3,770	3,772
Leasehold improvements	16,341	23,200	42,593

Total	58,022	96,461	123,729
Less: accumulated depreciation and amortization	(22,182)	(43,843)	(72,856)

Property, equipment, net	35,840	52,618	50,873

Depreciation and amortization expenses for the years ended December 31, 2015, 2016 and 2017 were RMB13,069, RMB23,722 and RMB29,858, respectively.